Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development	$ 1,966,221	$ 579,474
General and administrative	1,908,080	1,233,141
Total operating expenses	3,874,301	1,812,615
Operating loss	(3,874,301)	(1,812,615)
Other income (expense):
Interest income	4,762	593
Interest expense	(7,022)	(6,841)
Other expense	(1,453)	(488)
Amortization of debt discount	(196)	(333)
Total other expense	(3,909)	(7,069)
Net loss	$ (3,878,210)	$ (1,819,684)
Basic and diluted net loss per share	$ (0.12)	$ (0.14)
Weighted average common shares outstanding - basic and diluted	32,044,274	12,915,343